Prospectus and Statement of Additional Information Supplement -- May 28, 2003*

Fund Name (Date)                                                    Prospectus Form #      SAI Form #
AXP Blue Chip Advantage Fund (April 1, 2003)                           S-6025-99 V        S-6025-20 V
AXP Bond Fund (Oct. 30, 2002)                                          S-6495-99 V        S-6495-20 V
AXP California Tax-Exempt Fund (Aug. 29, 2002)                         S-6328-99 W        S-6328-20 W
AXP Discovery Fund (Sept. 27, 2002)                                    S-6457-99 X        S-6457-20 X
AXP Diversified Equity Income Fund (Nov. 29, 2002)                     S-6475-99 V        S-6475-20 V
AXP Emerging Markets Fund (Dec. 30, 2002)                              S-6354-99 K        S-6354-20 K
AXP Equity Select Fund (Jan. 29, 2003)                                 S-6426-99 W        S-6426-20 W
AXP Equity Value Fund (May 30, 2002)                                   S-6382-99 M        S-6382-20 M
AXP Equity Value Fund (May 30, 2003)                                   S-6382-99 N        S-6382-20 N
AXP European Equity Fund (Dec. 30, 2002)                               S-6006-99 E        S-6006-20 E
AXP Extra Income Fund (July 30, 2002)                                  S-6370-99 V        S-6370-20 V
AXP Federal Income Fund (July 30, 2002)                                S-6042-99 W        S-6042-20 W
AXP Focused Growth Fund (May 30, 2002)                                 S-6003-99 D        S-6003-20 D
AXP Focused Growth Fund (May 30, 2003)                                 S-6003-99 E        S-6003-20 E
AXP Global Balanced Fund (Dec. 30, 2002)                               S-6352-99 J        S-6352-20 J
AXP Global Bond Fund (Dec. 30, 2002)                                   S-6309-99 W        S-6309-20 W
AXP Global Growth Fund (Dec. 30, 2002)                                 S-6334-99 V        S-6334-20 V
AXP Global Technology Fund (Dec. 30, 2002)                             S-6395-99 F        S-6395-20 F
AXP Growth Dimensions Fund (Sept. 27, 2002)                            S-6004-99 E        S-6004-20 E
AXP Growth Fund (Sept. 27, 2002)                                       S-6455-99 W        S-6455-20 W
AXP High Yield Tax-Exempt Fund (Jan. 29, 2003)                         S-6430-99 X        S-6430-20 X
AXP Insured Tax-Exempt Fund (Aug. 29, 2002)                            S-6327-99 X        S-6327-20 X
AXP Intermediate Tax-Exempt Fund (Jan. 29, 2003)                       S-6355-99 K        S-6355-20 K
AXP International Fund (Dec. 30, 2002)                                 S-6140-99 X        S-6140-20 X
AXP Large Cap Equity Fund (Sept. 27, 2002)                             S-6244-99 C        S-6244-20 C
AXP Large Cap Value Fund (Sept. 27, 2002)                              S-6246-99 C        S-6246-20 C
AXP Managed Allocation Fund (Nov. 29, 2002)                            S-6141-99 W        S-6141-20 W
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2002)                      S-6328-99 W        S-6328-20 W
AXP Michigan Tax-Exempt Fund (Aug. 29, 2002)                           S-6328-99 W        S-6328-20 W
AXP Mid Cap Value Fund (Nov. 29, 2002)                                 S-6241-99 C        S-6241-20 C
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2002)                          S-6328-99 W        S-6328-20 W
AXP Mutual (Nov. 29, 2002)                                             S-6326-99 W        S-6326-20 W
AXP New Dimensions Fund (Sept. 27, 2002)                               S-6440-99 V        S-6440-20 V
AXP New York Tax-Exempt Fund (Aug. 29, 2002)                           S-6328-99 W        S-6328-20 W
AXP Ohio Tax-Exempt Fund (Aug. 29, 2002)                               S-6328-99 W        S-6328-20 W
AXP Partners Aggressive Growth Fund (March 5, 2003)                    S-6260-99 A        S-6260-20 A
AXP Partners Fundamental Value Fund (July 30, 2002)                    S-6236-99 D        S-6236-20 D
AXP Partners Growth Fund (March 5, 2003)                               S-6261-99 A        S-6261-20 A
AXP Partners International Aggressive Growth Fund (Dec. 30, 2002)      S-6243-99 E        S-6243-20 E
AXP Partners International Core Fund (Dec. 30, 2002)                   S-6259-99 C        S-6259-20 C
AXP Partners International Select Value Fund (Dec. 30, 2002)           S-6242-99 E        S-6242-20 E
AXP Partners International Small Cap Fund (Dec. 30, 2002)              S-6258-99 C        S-6258-20 C
AXP Partners Select Value Fund (July 30, 2002)                         S-6240-99 C        S-6240-20 C
AXP Partners Small Cap Core Fund (July 30, 2002)                       S-6237-99 D        S-6237-20 D
AXP Partners Small Cap Growth Fund (May 30, 2002)                      S-6301-99 D        S-6301-20 D
AXP Partners Small Cap Growth Fund (May 30, 2003)                      S-6301-99 E        S-6301-20 E
AXP Partners Small Cap Value Fund (July 30, 2002)                      S-6239-99 D        S-6239-20 D
AXP Partners Value Fund (July 30, 2002)                                S-6238-99 D        S-6238-20 D
AXP Precious Metals Fund (May 30, 2002)                                S-6142-99 W        S-6142-20 W
AXP Precious Metals Fund (May 30, 2003)                                S-6142-99 X        S-6142-20 X
AXP Progressive Fund (Nov. 29, 2002)                                   S-6449-99 W        S-6449-20 W
AXP Quantitative Large Cap Equity Fund (March 5, 2003)                 S-6263-99 A        S-6263-20 A
AXP Research Opportunities Fund (Sept. 27, 2002)                       S-6356-99 K        S-6356-20 K

S-6381-2 A (5/03)
* Valid until next prospectus and Statement of Additional Information update.

Destroy May 28, 2004

Fund Name (Date)                                                    Prospectus Form #      SAI Form #
AXP Selective Fund (July 30, 2002)                                     S-6376-99 W        S-6376-20 W
AXP Small Cap Advantage Fund (May 30, 2002)                            S-6427-99 F        S-6427-20 F
AXP Small Cap Advantage Fund (May 30, 2003)                            S-6427-99 G        S-6427-20 G
AXP Small Company Index Fund (April 1, 2003)                           S-6357-99 L        S-6357-20 L
AXP Stock Fund (Nov. 29, 2002)                                         S-6351-99 W        S-6351-20 W
AXP Strategy Aggressive Fund (May 30, 2002)                            S-6381-99 M        S-6381-20 M
AXP Strategy Aggressive Fund (May 30, 2003)                            S-6381-99 N        S-6381-20 N
AXP Tax-Exempt Bond Fund (Jan. 29, 2003)                               S-6310-99 X        S-6310-20 X
AXP U.S. Government Mortgage Fund (July 30, 2002)                      S-6245-99 C        S-6245-20 C
AXP Utilities Fund (Aug. 29, 2002)                                     S-6341-99 W        S-6341-20 W

For the prospectus

Under the heading "Fees and Expenses," footnote "b" has been modified to read as follows:

[For All Funds]

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

The table under "Investment Options" has been modified to read as follows:

[For Blue Chip Advantage, Bond, Discovery, Diversified Equity Income, Emerging Markets, Equity Select, Equity Value, European Equity, Extra Income, Federal Income, Focused Growth, Global Balanced, Global Bond, Global Growth, Global Technology, Growth, Growth Dimensions, High Yield Tax-Exempt, International, Insured Tax-Exempt, Intermediate Tax-Exempt, Large Cap Equity, Large Cap Value, Managed Allocation, Mid Cap Value, Mutual, New Dimensions, Partners Aggressive Growth, Partners Fundamental Value, Partners Growth, Partners International Aggressive Growth, Partners International Core, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Core, Partners Small Cap Growth, Partners Small Cap Value, Partners Value, Precious Metals, Progressive, Quantitative Large Cap Equity, Research Opportunities, Small Cap Advantage, Stock, Strategy Aggressive, Tax-Exempt Bond, U.S. Government Mortgage and Utilities]

                Class A           Class B          Class C         Class Y
--------------- ----------------- ---------------- --------------- -------------
Availability    Available to      Available to     Available to    Limited to
                all investors.    all investors.   all investors.  qualifying
                                                                   institutional
                                                                   investors.
--------------- ----------------- ---------------- --------------- -------------
Initial Sales   Yes. Payable at   No. Entire       No. Entire      No. Entire
Charge          time of           purchase price   purchase        purchase
                purchase. Lower   is invested in   price is        price is
                sales charge      shares of the    invested in     invested in
                for larger        Fund.            shares of the   shares of the
                investments.                       Fund.           Fund.
--------------- ----------------- ---------------- --------------- -------------
Deferred Sales  On purchases      Maximum 5%       1% CDSC         None.
Charge          over              CDSC during      applies if
                $1,000,000, 1%    the first year   you sell your
                CDSC applies if   decreasing to    shares less
                you sell your     0% after six     than one year
                shares less       years.           after
                than one year                      purchase.
                after purchase.
--------------- ----------------- ---------------- --------------- -------------
Distribution    Yes.* 0.25%       Yes.* 1.00%      Yes.* 1.00%     Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ----------------- ---------------- --------------- -------------
Conversion to   N/A               Yes,             No.             No.
Class A                           automatically
                                  in ninth
                                  calendar year
                                  of ownership.
--------------- ----------------- ---------------- --------------- -------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

[For California Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt and Ohio Tax-Exempt]

                   Class A           Class B          Class C
------------------ ----------------- ---------------- -----------------
Availability       Available to      Available to     Available to
                   all investors.    all investors.   all investors.
------------------ ----------------- ---------------- -----------------
Initial Sales      Yes. Payable at   No. Entire       No. Entire
Charge             time of           purchase price   purchase price
                   purchase. Lower   is invested in   is invested in
                   sales charge      shares of the    shares of the
                   for larger        Fund.            Fund.
                   investments.
------------------ ----------------- ---------------- -----------------
Deferred Sales     On purchases      Maximum 5%       1% CDSC applies
Charge             over              CDSC during      if you sell
                   $1,000,000, 1%    the first year   your shares
                   CDSC applies if   decreasing to    less than one
                   you sell your     0% after six     year after
                   shares less       years.           purchase.
                   than one year
                   after purchase.
------------------ ----------------- ---------------- -----------------
Distribution       Yes.* 0.25%       Yes.* 1.00%      Yes.* 1.00%
and/or
Shareholder
Service Fee
------------------ ----------------- ---------------- -----------------
Conversion to      N/A               Yes,             No.
Class A                              automatically
                                     in ninth
                                     calendar year
                                     of ownership.
------------------ ----------------- ---------------- -----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

The table under "Sales Charges" has been modified to read as follows:

[For Blue Chip Advantage, Discovery, Diversified Equity Income, Emerging Markets, Equity Select, Equity Value, European Equity, Focused Growth, Global Balanced, Global Growth, Global Technology, Growth, Growth Dimensions, International, Large Cap Equity, Large Cap Value, Managed Allocation, Mid Cap Value, Mutual, New Dimensions, Partners Aggressive Growth, Partners Fundamental Value, Partners Growth, Partners International Aggressive Growth, Partners International Core, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Core, Partners Small Cap Growth, Partners Small Cap Value, Partners Value, Precious Metals, Progressive, Quantitative Large Cap Equity, Research Opportunities, Small Cap Advantage, Small Company Index, Stock, Strategy Aggressive and Utilities]

                                        Sales charge as percentage of:
Total market value          Public offering price*          Net amount invested
Up to $49,999                         5.75%                         6.10%
$50,000-$99,999                       4.75                          4.99
$100,000-$249,999                     3.50                          3.63
$250,000-$499,999                     2.50                          2.56
$500,000-$999,999                     2.00                          2.04
$1,000,000-$2,999,999                 0.00                          0.00
$3,000,000-$9,999,999                 0.00                          0.00
$10,000,000 or more                   0.00                          0.00

* Offering price includes the sales charge.

[For Bond, California Tax-Exempt, Extra Income, Federal Income, Global Bond, High Yield Tax-Exempt, Insured Tax-Exempt, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Selective, Tax-Exempt Bond and U.S. Government Mortgage]

                                        Sales charge as percentage of:
Total market value          Public offering price*          Net amount invested
Up to $49,999                         4.75%                         4.99%
$50,000-$99,999                       4.25                          4.44
$100,000-$249,999                     3.50                          3.63
$250,000-$499,999                     2.50                          2.56
$500,000-$999,999                     2.00                          2.04
$1,000,000 -$2,999,999                0.00                          0.00
$3,000,000-$9,999,999                 0.00                          0.00
$10,000,000 or more                   0.00                          0.00

* Offering price includes the sales charge.

For the "Sales Charge" section under the heading "Waivers of the sales charge for Class A shares," the sixth and seventh bullet points have been modified to read as follows:

[For All Funds]

o Shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived for Class B and Class C shares.

o Purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

For the Statement of Additional Information

The "Sales Charge" information has been modified to read as follows:

[For Blue Chip Advantage, Discovery, Diversified Equity Income, Emerging Markets, Equity Select, Equity Value, European Equity, Focused Growth, Global Balanced, Global Growth, Global Technology, Growth, Growth Dimensions, International, Large Cap Equity, Large Cap Value, Managed Allocation, Mid Cap Value, Mutual, New Dimensions, Partners Aggressive Growth, Partners Fundamental Value, Partners Growth, Partners International Aggressive Growth, Partners International Core, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Core, Partners Small Cap Growth, Partners Small Cap Value, Partners Value, Precious Metals, Progressive, Quantitative Large Cap Equity, Research Opportunities, Small Cap Advantage, Small Company Index, Stock, Strategy Aggressive and Utilities]

Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Sales charge as a percentage of:
Total market value           Public offering price          Net amount invested
Up to $49,999                         5.75%                         6.10%
$50,000-$99,999                       4.75                          4.99
$100,000-$249,999                     3.50                          3.63
$250,000-$499,999                     2.50                          2.56
$500,000-$999,999                     2.00                          2.04
$1,000,000-$2,999,999                 0.00                          0.00
$3,000,000-$9,999,999                 0.00                          0.00
$10,000,000 or more                   0.00                          0.00

[For Bond, California Tax-Exempt, Extra Income, Federal Income, Global Bond, High Yield Tax-Exempt, Insured Tax-Exempt, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Selective, Tax-Exempt Bond and U.S. Government Mortgage]

Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Sales charge as a percentage of:
Total market value           Public offering price          Net amount invested
Up to $49,999                         4.75%                         4.99%
$50,000-$99,999                       4.25                          4.44
$100,000-$249,999                     3.50                          3.63
$250,000-$499,999                     2.50                          2.56
$500,000-$999,999                     2.00                          2.04
$1,000,000-$2,999,999                 0.00                          0.00
$3,000,000-$9,999,999                 0.00                          0.00
$10,000,000 or more                   0.00                          0.00

S-6381-2 A (5/03)
* Valid until next prospectus and Statement of Additional Information update.

Destroy May 28, 2004